OTHER REQUIRED DISCLOSURES (Statement of cash flows) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of additional information [Abstract]
Inventories		$ (1,906,524)	$ 156,517	$ 510,972
Receivables and others		(41,535)	(29,539)	6,175
Trade receivables		(885,200)	(12,110)	161,454
Other liabilities		106,223	37,517	(95,131)
Trade payables		109,247	200,410	(10,786)
Increase (decrease) in working capital	[1]	(2,617,789)	352,795	572,684
Tax accrued (Note 10)		1,397,139	291,488	196,519
Taxes paid		(818,854)	(224,927)	(405,324)
Income tax accruals less payments, total		578,285	66,561	(208,805)
Interest accrued (Note 9 and 22)		41,964	62,760	104,855
Interest paid		(36,063)	(55,769)	(101,450)
Interest accruals less payments, total		$ 5,901	$ 6,991	$ 3,405

[1]	The working capital is impacted by non-cash movement of $ (12.5) million as of December 31, 2021 ($(18.0) million and $(70.0) million as of December 31, 2020 and 2019, respectively) due to the variations in the exchange rates used by subsidiaries with functional currencies different from the U.S. dollar.